Assets and liabilities classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Disclosure of detailed information about assets and liabilities classified as held for sale
The major classes of assets and liabilities of the business classified as held for sale are as follows:

US$ MILLIONS	June 30, 2021
Assets
Cash and cash equivalents	$6
Accounts receivable and other current assets	45
Current assets	51
Property, plant and equipment	1,058
Goodwill and other non-current assets	47
Total assets classified as held for sale	$1,156

Liabilities
Accounts payable and other liabilities	$203
Deferred income tax liability	183
Non-recourse borrowings	473
Total liabilities associated with assets held for sale	859
Net assets classified as held for sale	$297